Other income and other expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income
Gain on disposition of property and equipment	$ 14	$ 178	$ 3
Miscellaneous gain	361	358	199
Total	375	536	202
Other expense
Loss on disposition of property and equipment	11	2	1
Miscellaneous loss	286	207	235
Impairment loss of goodwill	8,011	0	0
Total	$ 8,308	$ 209	$ 236